UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Errol M Rudman

Address:    540 Madison Avenue
            New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Errol M Rudman
Title:      Investment Manager
Phone:     (212) 909-9220


Signature, Place and Date of Signing:

/s/ Errol M. Rudman            New York, New York             February 7, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:
                     NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $120,091
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL    DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                  --------------   -----      --------  -------   --------    ----------  --------  ----  ------  ----

AT&T WIRELESS SVCS INC          COM              00209A106   1385     245100 SH             SOLE                  245100
AKAMAI TECHNOLOGIES INC         COM              00971T101   1664     961900 SH             SOLE                  961900
AMGEN INC                       COM              031162100  12071     249701 SH             SOLE                  249701
AMPHENOL CORP NEW               CL A             032095101   5768     151786 SH             SOLE                  151786
BANK OF AMER CORPORATION        COM              060505104   1391      20000 SH             SOLE                   20000
BIOSPHERE MEDICAL INC           COM              09066V103   3415     518154 SH             SOLE                  518154
CSX CORP                        COM              126408103   1439      50820 SH             SOLE                   50820
CABLEVISION SYS CORP            CL A NY CABLVS   12686C109  12929     772352 SH             SOLE                  772352
CENDANT CORP                    COM              151313103    787      75100 SH             SOLE                   75100
CHICAGO MERCANTILE HLDGS INC    CL A             167760107   1594      36500 SH             SOLE                   36500
CITIGROUP INC                   COM              172967101   3818     108500 SH             SOLE                  108500
CLEAR CHANNEL COMMUNICATIONS    COM              184502102    365       9800 SH             SOLE                    9800
FEDEX CORP                      COM              31428X106   1874      34560 SH             SOLE                   34560
FOX ENTM GROUP INC              COM              35138T107   1408      54300 SH             SOLE                   54300
GOLDMAN SACHS GROUP INC         COM              38141G104    667       9800 SH             SOLE                    9800
HCA INC                         COM              404119109   5497     132449 SH             SOLE                  132449
HILTON HOTELS CORP              COM              432848109    350      27500 SH             SOLE                   27500
KEMET CORP                      COM              488360108   1098     125600 SH             SOLE                  125600
LEAPFROG ENTERPRISES INC        COM              52186N106    265      10550 SH             SOLE                   10550
LIBERTY MEDIA CORP NEW          COM SER A        530718105   4848     542296 SH             SOLE                  542296
LIFEPOINT HOSPITALS INC         COM              53219L109   2238      74782 SH             SOLE                   74782
MOHAWK INDS INC                 COM              608190104   7487     131470 SH             SOLE                  131470
NEUBERGER BERMAN INC.           COM              641234109   4580     136750 SH             SOLE                  136750
NEWHALL LAND & FARMING CO CA    DEPOSITARY REC   651426108    572      19900 SH             SOLE                   19900
NEWS CORP LTD                   ADR NEW          652487703    400      15250 SH             SOLE                   15250
NOKIA CORP                      SPONSORED ADR    654902204   2525     162900 SH             SOLE                  162900
PRUDENTIAL FINL CORP            COM              744320102   2606      82100 SH             SOLE                   82100
RAYTHEON CO                     COM NEW          755111507   2839      92320 SH             SOLE                   92320
ROADWAY CORP                    COM              769742107   2227      60500 SH             SOLE                   60500
SCS TRANS INC                   COM              81111T102    248      25000 SH             SOLE                   25000
SEALED AIR CORP NEW             COM              81211K100   1156      31000 SH             SOLE                   31000
SYMBOL TECHNOLOGIES INC         COM              871508107   3737     454650 SH             SOLE                  454650
TENET HEALTHCARE CORP           COM              88033G100    853      52000 SH             SOLE                   52000
TICKETMASTER                    CLB              88633P203   1027      48407 SH             SOLE                   48407
TIME WARNER TELECOM INC         CL A             887319101   1102     522200 SH             SOLE                  522200
TITAN CORP                      COM              888266103    809      77800 SH             SOLE                   77800
TYCO INTL LTD NEW               COM              902124106   3973     232600 SH             SOLE                  232600
USA INTERACTIVE                 COM              902984103   3225     140697 SH             SOLE                  140697
VCAMPUS CORP                    COM NEW          92240C308    352      92352 SH             SOLE                   92352
VERINT SYS INC                  COM              92343X100   5112     253300 SH             SOLE                  253300
VISHAY INTERTECHNOLOGY INC      COM              928298108   1295     115800 SH             SOLE                  115800
WACHOVIA CORP 2ND NEW           COM              929903102   1698      46600 SH             SOLE                   46600
YELLOW CORP                     COM              985509108   1174      46600 SH             SOLE                   46600
ACCENTURE LTD BERMUDA           CL A             G1150G111   4704     261500 SH             SOLE                  261500
PLATINUM UNDERWRITER HLDGS L    COM              G7127P100   1518      57600 SH             SOLE                   57600

                                                            120091                       No. of Other Managers  0


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